Fair Value Composition of Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 97,373	$ 80,250
Debt, fair value	6,345	6,173
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	92,871	75,947
Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	82,866	75,332
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	43,298	45,988
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,303	2,778
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	17	16
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate and other debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	19,991	13,954
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,175	1,601
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5,973	4,352
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	7,109	6,643
Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	10,005	615
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4,502	4,303
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	404	728
Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4,098	3,575
Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4,062	3,550
Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	36	25
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	57,165	50,128
Debt, fair value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	53,108	46,601
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	43,298	45,988
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	43,298	45,988
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate and other debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	9,810	613
Fair Value, Inputs, Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4,057	3,527
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4,057	3,527
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4,057	3,527
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	40,103	30,017
Debt, fair value	6,345	6,173
Fair Value, Inputs, Level 2 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	39,759	29,341
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	39,564	29,339
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,303	2,778
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	17	16
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate and other debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	19,987	13,949
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,175	1,601
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5,973	4,352
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	7,109	6,643
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	195	2
Fair Value, Inputs, Level 2 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	344	676
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	344	676
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	105	105
Debt, fair value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4	5
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4	5
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate and other debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4	5
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	101	100
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	60	52
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	41	48
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5	23
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	36	25
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	93,947	79,242
Carrying Value	6,897	6,893
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	92,709	77,741
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	82,704	77,126
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	43,114	47,103
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,342	2,893
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	17	16
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate and other debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	19,773	14,111
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,152	1,600
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	6,194	4,721
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	7,112	6,682
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	10,005	615
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,238	1,501
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	419	756
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	819	745
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	783	720
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 36	$ 25